Costs and expenses by nature (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Costs And Expenses By Nature
Personnel	$ (52)	$ (63)	$ (119)	$ (119)
Services	(45)	(36)	(79)	(68)
Depreciation and amortization	(9)	(14)	(19)	(25)
Other	(31)	(26)	(60)	(45)
Total	$ (137)	$ (139)	$ (277)	$ (257)